Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	32,236	Ps.	34,039	Ps.	—
Mayo 13, S.A. de C.V. (Independent Director)	Ps.	9,443	Ps.	5,549	Ps.	—
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	300	Ps.	1,253	Ps.	1,313
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	21,059	Ps.	28,910	Ps.	14,291
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	—	Ps.	4,886	Ps.	5,524
Fly by Wings, S.A. de C.V. (Independent director)		—		—		24,093
Beer Factory de México, S.A. de C.V. (Independent director)		—		—		1,389
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director)		—		—		1,004
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	298	Ps.	62

	2018		2019		2020
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	8,896	Ps.	8,626	Ps.	—
Other service:
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	279	Ps.	—

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors

e.	The total amounts paid to key management personnel or directors, for the years ended December 31, 2018, 2019 and 2020 were as follows:

	2018		2019		2020
Management	Ps.	28,961	Ps.	37,226	Ps.	39,435
Independent directors (7)	Ps.	8,140	Ps.	8,523	Ps.	9,216

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2018, 2019 and 2020, are integrated as follows:

	2018		2019		2020
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	93	Ps.	3,523	Ps.	1,698
Mayo 13, S.A. de C.V. (Independent director)	Ps.	—	Ps.	729	Ps.	—
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	5,955
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	549

	2018		2019		2020
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	(7,698)	Ps.	(3,079)	Ps.	-
OTV (Shareholder)	Ps.	(465)	Ps.	-	Ps.	-

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2018		2019		2020
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	411,477	Ps.	461,549	Ps.	289,154
Services received	Ps.	—	Ps.	5,558	Ps.	—

Otay Tijuana Venture LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties	Transactions were made as follows:
	2018		2019		2020
Non-airport access rights	Ps.	3,737	Ps.	-	Ps.	-